                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                              Financial Statements

                     For the six months ended June 30, 1999

                                  (Unaudited)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               Table of Contents

                     For the six months ended June 30, 2000

                                                                            Page
                                                                            ----
Financial Statements (Unaudited):

  Statements of Assets and Liabilities..................................... F-1
  Statements of Operations................................................. F-2
  Statements of Changes in Net Assets...................................... F-3

Notes to Financial Statements (Unaudited).................................. F-4

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Assets and Liabilities

                                 June 30, 2000
                                  (Unaudited)

                                               GE Investments Funds, Inc.
                                           -----------------------------------
                                                      Money   Total
                                            S&P 500   Market Return   Income
                                           Index Fund  Fund   Fund     Fund
Assets                                     ---------- ------ ------- ---------
Investment in GE Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund (127,112 shares;
  cost -- $2,195,982)..................... $3,550,242    --      --        --
 Money Market Fund (75,541 shares; cost --
   $75,131)...............................        --  75,541     --        --
 Total Return Fund (36,307 shares; cost --
   $486,995)..............................        --     --  593,988       --
 Income Fund (102,949 shares; cost --
   $1,245,743)............................        --     --      --  1,225,095
                                           ---------- ------ ------- ---------
 Total assets.............................  3,550,242 75,541 593,988 1,225,095
                                           ========== ====== ======= =========
Liabilities
Accrued expenses payable to affiliate
 (note 3).................................      2,469  5,287   1,739     5,779
Payable for Units Withdrawn...............     33,588    --      --        --
                                           ---------- ------ ------- ---------
 Total liabilities........................     36,057  5,287   1,739     5,779
                                           ---------- ------ ------- ---------
 Net assets............................... $3,514,185 70,254 592,249 1,219,316
                                           ========== ====== ======= =========
Analysis of Net Assets
Attributable to:
 Flexible premium variable life insurance
  policyholders........................... $3,514,185 64,818 592,249    31,462
 GE Life and Annuity Assurance Company....        --   5,436     --  1,187,854
                                           ---------- ------ ------- ---------
 Net assets............................... $3,514,185 70,254 592,249 1,219,316
                                           ========== ====== ======= =========
 Outstanding units attributable to
  policyholders...........................     31,719  3,166  10,805     2,892
                                           ========== ====== ======= =========
 Net asset value per unit................. $   110.79  20.47   54.81     10.88
                                           ========== ====== ======= =========

           See accompanying notes to unaudited financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                            Statements of Operations

                         Six months ended June 30, 2000
                                  (Unaudited)

                                                GE Investments Funds, Inc.
                                               --------------------------------
                                               S&P 500   Money   Total
                                                Index    Market  Return  Income
                                                 Fund     Fund    Fund    Fund
                                               --------  ------  ------  ------
Investment income:
 Income-Ordinary dividends.................... $    --   2,188      --      --
 Expenses -- Mortality and expense risk
  charges (note 3)............................    9,284    165    1,520      88
                                               --------  -----   ------  ------
Net investment income (expense)...............   (9,284) 2,023   (1,520)    (88)
                                               --------  -----   ------  ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).....................  141,340    213    8,316    (465)
 Unrealized appreciation (depreciation) on
  investments................................. (175,466)  (213)  10,050  40,756
 Capital gain distribution....................      --     --       --      --
                                               --------  -----   ------  ------
Net realized and unrealized gain (loss) on
 investments..................................  (34,126)   --    18,366  40,291
                                               --------  -----   ------  ------
Increase (decrease) in net assets from
 operations................................... $(43,410) 2,023   16,846  40,203
                                               ========  =====   ======  ======

           See accompanying notes to unaudited financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Changes in Net Assets

                         Six months ended June 30, 2000
                                  (Unaudited)

                                             GE Investments Funds, Inc.
                                        ---------------------------------------
                                         S&P 500     Money    Total
                                          Index     Market   Return    Income
                                           Fund      Fund     Fund      Fund
                                        ----------  -------  -------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)......  $   (9,284)   2,023   (1,520)       (88)
 Net realized gain (loss).............     141,340      213    8,316       (465)
 Unrealized appreciation
  (depreciation) on investments.......    (175,466)    (213)  10,050     40,756
                                        ----------  -------  -------  ---------
Increase (decrease) in net assets from
 operations...........................     (43,410)   2,023   16,846     40,203
                                        ----------  -------  -------  ---------
From capital transactions:
 Net premiums.........................      67,510    5,548   15,358      2,059
 Loan interest........................      (1,482)    (170)  (1,313)      (170)
 Transfers (to) from the general
  account of GE Life and Annuity:
  Death benefits......................         --       --       --         --
  Surrenders..........................    (196,053) (32,161) (22,555)       --
  Loans...............................    (100,955)     --        22     (1,573)
  Cost of insurance (note 3)..........     (76,871)  (2,564) (21,811)    (1,761)
  Transfer gain (loss) and transfer
   fees...............................        (296)    (303)      80       (188)
Interfund transfers...................       8,317      --       --      (8,317)
                                        ----------  -------  -------  ---------
  Increase (decrease) in net assets
   from capital transactions..........    (299,830) (29,650) (30,219)    (9,950)
                                        ----------  -------  -------  ---------
Increase (decrease) in net assets.....    (343,240) (27,627) (13,373)    30,253
Net assets at beginning of year.......   3,857,425   97,881  605,622  1,189,063
                                        ----------  -------  -------  ---------
Net assets at end of period...........  $3,514,185   70,254  592,249  1,219,316
                                        ==========  =======  =======  =========

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SE PARATE ACCOUNT I

                         Notes to Financial Statements

                                 June 30, 2000
                                  (Unaudited)

(1) Description of Entity

  GE Life & Annuity Separate Account I (the Account) is a separate investment account established in 1984 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity prior to December 31, 1988. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2000 were:

                                                                        Proceeds
                                                               Cost of    From
                                                                Shares   Shares
Fund                                                           Acquired   Sold
----                                                           -------- --------
GE Investments Funds, Inc.:
 S&P 500 Index Fund........................................... $107,871 383,974
 Money Market Fund............................................    8,090  35,555
 Total Return Fund............................................   19,885  51,656
 Income Fund..................................................    2,599  12,452

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the six months ended June 30, 2000 is as follows:

                                                 GE Investments Funds, Inc.
                                                 ------------------------------
                                                  S&P
                                                  500    Money   Total
                                                 Index   Market  Return  Income
                                                  Fund    Fund    Fund    Fund
                                                 ------  ------  ------  ------
Units outstanding at December 31, 1999.......... 34,521   4,644  11,369  3,805
                                                 ------  ------  ------  -----
 Net premiums...................................    631     280     286    193
 Loan interest..................................    (14)     (9)    (24)   (16)
 Tranfers (to) from the general account of GE
  Life & Annuity:
  Death benefits................................    --      --      --     --
  Surrenders.................................... (1,834) (1,620)   (420)   --
  Loans.........................................   (944)    --      --    (147)
  Cost of insurance.............................   (719)   (129)   (406)  (165)
Interfund transfers.............................     78     --      --    (778)
                                                 ------  ------  ------  -----
Net increase (decrease) in units from capital
 transactions................................... (2,802) (1,478)   (564)  (913)
                                                 ------  ------  ------  -----
Units outstanding at June 30, 2000.............. 31,719   3,166  10,805  2,892
                                                 ======  ======  ======  =====

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to compensate GE Life & Annuity for the costs incurred in connection with accomplishing the surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is deducted daily at an effective annual rate of .50% of the net assets of the Account.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                 June 30, 2000
                                  (Unaudited)

(3) Related Party Transactions -- Continued

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, and .50% for the Money Market, Total Return and Income Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.